STATEMENTS OF OPERATIONS (FY) (Parenthetical) - Class B Ordinary Shares [Member] - Sponsor [Member]	Jan. 04, 2021 shares
STATEMENTS OF OPERATIONS [Abstract]
Ordinary shares subject to forfeiture (in shares)	487,500
Maximum [Member]
STATEMENTS OF OPERATIONS [Abstract]
Ordinary shares subject to forfeiture (in shares)	487,500